Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographic region
Income before income taxes	€ 1,219,279	€ 1,571,861	€ 1,936,390
Income tax expense (benefit)
Current tax expense	366,425	285,574	389,453
Deferred tax income	(41,471)	67,259	111,105
Total tax expense (income)	324,954	352,833	500,558
Germany
Disclosure of geographic region
Income before income taxes	(30,186)	81,246	160,866
Income tax expense (benefit)
Current tax expense	(5,423)	(11,675)	17,879
Deferred tax income	16,963	18,404	27,844
United States
Disclosure of geographic region
Income before income taxes	829,699	1,090,797	1,487,931
Income tax expense (benefit)
Current tax expense	190,058	181,714	242,062
Deferred tax income	(13,767)	47,018	95,444
Other
Disclosure of geographic region
Income before income taxes	419,766	399,818	287,593
Income tax expense (benefit)
Current tax expense	181,790	115,535	129,512
Deferred tax income	€ (44,667)	€ 1,837	€ (12,183)